Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Trading revenues
Trading revenues	357	1,815	1,156	2,172	1,345
Interest rate products
Trading revenues
Trading revenues	(1,109)	1,697	636	588	304
Foreign exchange products
Trading revenues
Trading revenues	519	384	(554)	903	483
Equity/index-related products
Trading revenues
Trading revenues	571	(82)	757	489	942
Credit products
Trading revenues
Trading revenues	316	(360)	162	(44)	(828)
Commodity, emission and energy products
Trading revenues
Trading revenues	148	43	17	191	88
Other products
Trading revenues
Trading revenues	(88)	133	138	45	356